TRADE AND OTHER RECEIVABLES (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Current trade receivables	$ 865.3	$ 668.8
Current Other Receivables, Holdbacks	85.9	80.9
Current Other Receivables, Unbilled Revenue	203.6	129.7
Expected credit losses	(20.1)	(12.1)
Trade and other receivables, net	$ 1,134.7	$ 867.3